COMMITMENTS (Narrative) (Details) € in Millions	6 Months Ended
Oct. 31, 2023 EUR (€)
Commitments [Line Items]
Minimum contingent earnout payment	€ 12.0
Oss Nether Lands [Member]
Commitments [Line Items]
Lease term years	5 years
Lease commencement date	Mar. 01, 2024
Estimated annual cost of indexed for inflation	€ 0.5
Lease optional extension period	5 years
Bio Strand [Member]
Commitments [Line Items]
Percentage of contingent earnout payment based on EBITDA	20.00%
Unpaid commitment related to earnout	€ 12.0